30. Risk management (Details 4) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	$ 44,872	$ 74,215	$ 80,742	$ (13,292)
Recognized in Other comprehensive income	(16,118)	(2,318)
Reclassified to the statement of income	1,248	2,070
Reclassified to the statement of income - occurred exports	1,248
Reclassified to the statement of income - exports no longer expected to occur	364
Balance at the end of the period	44,872	74,215	$ 80,742	(13,292)
Exchange rate variation [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	(42,495)	(20,517)		(20,143)
Recognized in Other comprehensive income	(24,421)	(3,510)
Reclassified to the statement of income	(24,421)	3,136
Reclassified to the statement of income - occurred exports	1,892
Reclassified to the statement of income - exports no longer expected to occur	551
Balance at the end of the period	(42,495)	(20,517)		(20,143)
Tax effect [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	14,449	6,977		6,851
Recognized in Other comprehensive income	8,303	1,192
Reclassified to the statement of income		(1,066)
Reclassified to the statement of income - occurred exports	(644)
Reclassified to the statement of income - exports no longer expected to occur	(187)
Balance at the end of the period	$ 14,449	$ 6,977		$ 6,851